Share-based payment plans - Key Assumptions for Grant-Date Fair Value (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Grant date fair value – service conditions (US$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value, restricted share units (in USD per share)	$ 78.09	$ 67.60
Grant date fair value – service and performance conditions (US$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value, restricted share units (in USD per share)	$ 78.35	$ 67.77